Condensed Financial Information of the Parent Company (Details) - Schedule of Cash Flows - Parent [Member] - CNY (¥) ¥ in Thousands	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
CASH FLOW FROM OPERATING ACTIVTIES
Net loss	¥ (127,317)	¥ (10,486)
Equity loss of subsidiaries	15,582	8,583
Share-based compensation and expenses	107,975
Prepaid expenses and other current assets	283
Inter-company payable (net of inter-company receivable)	(33,090)	(42,455)
Related parties	(258)	5,528
Other payables and accrued liabilities	2,986	19,087
Net cash used in operating activities	(33,839)	(19,743)
Loan received/(paid) from a shareholder	(2,479)	21,528
Proceeds from issuance of ordinary shares	35,088
Effect of exchange rate changes on cash and cash equivalent and restricted cash	1,233	22
Net change in cash and cash equivalent	3	1,807
Cash and cash equivalents and restricted cash at beginning of period	1	2
Cash and cash equivalents and restricted cash at end of period	¥ 4	¥ 1,809